Segmentation - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Customers	Dec. 31, 2020 EUR (€) Customers	Dec. 31, 2019 EUR (€) Customers
Disclosure of Segmentation [Line Items]
Discretionary bonus payment | €	€ 600	€ 0	€ 0
Bottom of range [member]
Disclosure of Segmentation [Line Items]
Percentage of entity's revenue	10.00%
Customer A and D [member]
Disclosure of Segmentation [Line Items]
Number of major customers	2
Customer A ,B and C [member]
Disclosure of Segmentation [Line Items]
Number of major customers		3
Customer A and B [member]
Disclosure of Segmentation [Line Items]
Number of major customers			2